Other (Income)/Deductions - Net - Footnotes - Additional Information about Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1]	$ 50
Impairment of intangible assets, finite-lived		337
Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	50
Impairment of intangible assets, finite-lived		337	[2]	$ 120
Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1]	0
Level 1 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	0
Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1]	0
Level 2 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	0
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1]	50
Level 3 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	[1],[2]	$ 50

[1]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E.
[2]	Reflects intangible assets written down to fair value in 2017. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.